COMMITMENTS AND CONTINGENCIES	12 Months Ended
Oct. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8 – COMMITMENTS AND CONTINGENCIES

From time to time, the Company is subject to various claims that arise in the ordinary course of business. Management believes that any liability of the Company that may arise out of or with respect to these matters will not materially adversely affect the financial position, results of operations, or cash flows of the Company.

Unproved Property Leases

The Company holds interests in various leases related to the unproved properties of the South Salinas Project (see Note 6); two of the leases are held with the same lessor. The first lease, which covers 8,417 acres, was amended on May 27, 2022 to provide for an extension of then-current force majeure status for an additional, uncontested twelve months, during which the Company would be released from having to evidence to the lessor the existence of force majeure conditions. As consideration for the granting of the lease extension, the Company paid the lessor a one-time, non-refundable payment of $252,512; this amount was capitalized and reflected in the balance of the oil and gas property as of October 31, 2022. The extension period commenced on June 19, 2022 and currently, the “force majeure” status has been extinguished by the drilling of the HV-1 well. The ongoing operations and oil production at the HV-3A well maintains the validity of the lease.

The second lease covers 160 acres of the South Salinas Project; it is currently held by delay rental and is renewed every three years. Until drilling commences, the Company is required to make delay rental payments of $30/acre per year. The Company is currently in compliance with this requirement and has paid in advance the delay rental payment for the period from October 2023 through October 2024.

The Company holds interests in various leases related to the unproved properties of the McCool Ranch Oil Field. These leases occur in two parcels, “Parcel 1” and “Parcel 2”. Parcel 1 comprises ten leases and approximately 480 acres, which are held by delay rental payments that are paid-up and current. Parcel 2 comprises one lease and approximately 320 acres, which is held by production. The total leasehold comprises approximately 800 gross and net acres.

During February and March of 2023, the Company entered into additional leases related to the unproved properties of the South Salinas Project with two groups of lessors. The first group of leases covers 360 acres and has a term of 20 years; the Company is required to make rental payments of $25/acre per year. The Company is currently in compliance with this requirement and has paid in advance the rental payment for the period February 2024 through February 2025. The second group of leases covers 307.75 acres and has a term of 20 years; the Company is required to make rental payments of $30/acre per year. The Company is currently in compliance with this requirement and has paid in advance the rental payment for the period from March 2024 through March 2025.

On November 10, 2023, the Company entered into the ARLO Agreement with HSO for a term of nine months which allows the Company the exclusive right to acquire up to a 20% interest in a 960 acre drilling and production program in the Asphalt Ridge leases for $2,000,000, which may be invested in tranches by the Company, with an initial tranche closing for an amount no less than $500,000 and paid within seven days subsequent to HSO providing certain required items to the Company.

On December 29, 2023, the Company entered into an amendment to the ARLO Agreement, whereby the Company funded $200,000 of the $500,000 payable by the Company to HSO at the Initial Closing, in advance of HSO satisfying certain required items for a 2% interest in the leases; such funds are to be used by HSO solely for the building of roads and related infrastructure in furtherance of the development of the leases. As of October 31, 2024, the Company has paid a total of $225,000 to HSO in costs related to infrastructure and has obtained a 2.25% interest in the leases; such costs are capitalized costs and are reflected in the balance of the oil and gas property as of July 31, 2024.

Per the most recent amendment to the ARLO Agreement signed in September 2024, the Company has until December 10, 2024 to pay HSO an additional $1,775,000 to exercise an option for the remaining 17.75% working interest in the initial 960 acres of the Asphalt Ridge Leases. If the Company raises sufficient funds in its current public offering (for which an amendment to its Form S-1 was filed with the SEC on November 29, 2024), it will consider using $1,775,000 of the net proceeds received to exercise the remaining 17.75% working interest in the Asphalt Ridge Leases. If this option is not exercised on or before such date, the Company will forfeit any further right to acquire this additional 17.75% working interest in the initial 960 acres.

Board of Directors Compensation

On July 11, 2022, the Company’s Board of Directors approved compensation for each of the non-employee directors of the Company, which would be effective upon the consummation of the IPO. Such compensation is structured as follows: an annual retainer of $50,000 cash plus an additional $10,000 for each Board committee upon which the Director serves, each paid quarterly in arrears. Payment for this approved compensation commenced upon successful completion of the Company’s IPO in April 2023; for the years ended October 31, 2024 and 2023, the Company has recognized $223,170 and $156,154, respectively, in directors’ fees.

Agreements with Advisors

On July 28, 2022, the Company entered into a placement agent agreement with the Placement Agent with Spartan Capital Securities, LLC (“Spartan”), whereby Spartan agreed to serve as the exclusive agent, advisor or underwriter in any offering of securities of the Company for a one-year term. The agreement provided for a $25,000 non-refundable advance upon execution of the agreement and completion of a bridge offering to be credited against the accountable expenses incurred by the Placement Agent upon successful completion of the Company’s initial public offering (“IPO”), a cash fee of 7.5%, warrants to purchase a number of common shares equal to 5% of the aggregate number of common shares placed in the IPO and reimbursement of other expenses. On April 20, 2023, pursuant to this agreement, the Company issued representative warrants to Spartan to purchase up to an aggregate of 5,000 shares of common stock; such warrants have a five-year term with an exercise price of $66.00 and can be exercised any time after the IPO date.

On October 4, 2023 and December 29, 2023, the Company entered into additional placement agent agreements with Spartan, whereby Spartan would serve as the exclusive placement agent in connection with the closing of private placements. The agreements provided the agent with i) a cash fee 7.5% of the aggregate proceeds raised in the sale and ii) warrants to purchase a number of common shares equal to 5% of the number of common shares initially issuable upon conversion of each note tranche; warrants to purchase 4,167 and 2,750 common shares with exercise prices of $26.40 and $11.00 for the first and second tranches, respectively, were issued to Spartan as of January 31, 2024. Such warrants may be exercised beginning 6 months after issuance until four- and one-half years thereafter.

Compliance with NYSE American

On February 26, 2024, the Company received written notice from the NYSE American LLC (“NYSE American”) indicating that the Company is not in compliance with the continued listing standard set forth in Section 1003(f)(v) of the NYSE American Company Guide (“Section 1003(f)(v)”) because the shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) have been selling for a substantial period of time at a low price per share. The Notice has no immediate effect on the listing or trading of the Company’s Common Stock and the Common Stock will continue to trade on the NYSE American under the symbol “TPET” with the designation of “. BC” to indicate that the Company is not in compliance with the NYSE American’s continued listing standards. Additionally, the Notice does not result in the immediate delisting of the Company’s Common Stock from the NYSE American.

Pursuant to Section 1003(f)(v), the NYSE American staff (the “Staff”) determined that the Company’s continued listing is predicated on effecting a reverse stock split of its Common Stock or demonstrating sustained price improvement within a reasonable period of time, which the Staff determined to be no later than August 26, 2024.

On May 1, 2024, the NYSE American notified the Company that it had regained compliance with the NYSE American listing requirements with respect to Section 1003(f)(v) of the NYSE American Company Guide due to its shares of common stock demonstrating sustained price improvement.